Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies [Abstract]
Basis of presentation and use of estimates
(a)	Basis of presentation and use of estimates

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The Restructuring was accounted for at historical costs. The assets and liabilities of Shenzhen Xunlei are consolidated in the Company’s financial statements at carryover basis.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results could differ materially from these estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include allowance for doubtful accounts, valuation allowance of deferred tax assets, sales rebate to advertising agencies, amortization period of online game revenue, amortization of content copyrights, fair value of content copyrights exchange, impairment assessment of goodwill and impairment assessment of long-lived assets. In addition, the Group uses assumptions in a valuation model to estimate the fair value of share options granted, warrants issued and underlying common shares.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Consolidation
(b)	Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE for which the Company is the primary beneficiary and its subsidiaries. All significant transactions and balances among the Company, its subsidiaries, VIE and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one-half of the voting power, or has the power to appoint or remove the majority of the members of the board of directors to cast majority of votes at meetings of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

An entity is considered to be a VIE if the entity’s equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

The Group consolidates entities for which the Company is the primary beneficiary if the entity’s other equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

In determining whether the Company or its subsidiary is the primary beneficiary of a VIE, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

Management has evaluated the contractual arrangements among Giganology Shenzhen, Shenzhen Xunlei and its shareholders and concluded that Giganology Shenzhen receives all of the economic benefits and absorbs all of the expected losses from Shenzhen Xunlei and has the power to direct the aforementioned activities that are significant to Shenzhen Xunlei’s economic performance, and is the primary beneficiary of Shenzhen Xunlei. Therefore, Shenzhen Xunlei and its subsidiaries’ results of operation, assets and liabilities have been included in the Group’s consolidated financial statements. Management monitors the regulatory risk associated with these contractual arrangements. See Note 25 for further discussion.

Non-controlling interests represent the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Group is presented on the face of the consolidated statements of comprehensive income as an allocation of the total income or loss for the year/period between non-controlling shareholders and the shareholders of the Company.

Discontinued operations
(c)	Discontinued operations

When disposals that represent a strategic shift that has (or will have) a major effect on the entity’s results and operations would qualify as discontinued operations. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Examples include a disposal of a major geographical location, line of business, or other significant part of the entity, or disposal of a major equity method investment. In the consolidated statement of comprehensive income, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately in note 3. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Non-current assets or disposal groups are classified as assets held for sale when the carrying amount is to be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sale of such assets or disposal groups and the sale must be highly probable. Non-current assets classified as held for sale and disposal groups are measured at the lower of their carrying or fair value less costs to sell.

Foreign currency translation
(d)	Foreign currency translation

The Company’s reporting and functional currency is the United States Dollar (‘‘USD’’). Xunlei BVI and Xunlei HK’s functional currency is the USD. The functional currency of other subsidiaries, VIE and its subsidiaries located in the PRC is the Renminbi (‘‘RMB’’), which is their respective local currency. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency using the applicable exchange rates prevailing at the balance sheet date. The resulting exchange gains and losses from foreign currency transactions are included in other income (loss) within the consolidated statements of comprehensive income.

The Company uses the monthly average exchange rate for the year and the exchange rates at the balance sheet date to translate the operating results and financial position, respectively, of its subsidiaries whose functional currency is other than the USD. The resulting translation differences are recorded in cumulated translation adjustments, a component of shareholders’ equity.

The exchange rate used is released by Chinese State Administration of Foreign Exchange.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Short-term investments
(f)	Short-term investments

Short-term investments include deposits placed with banks with original maturities of more than three months but less than one year and investments in financial instruments with a variable interest rate indexed to the performance of underlying assets. In accordance with ASC 825 Financial Instruments, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. Interest generated from short term investments are recorded when interest payments are received at the maturity date. It is recorded as “other income” on the statement of comprehensive income and measured based on the actual amount of interest the Group received.

Fair value of financial instruments
(g)	Fair value of financial instruments

The Group’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, other receivables, amounts due from/(to) related parties, accounts payable, and other payables. The carrying value of these balances, with the exception of short-term investments (see note 2 (f)), approximates their fair value due to the current and short term nature of these balances.

Accounts receivable, net
(h)	Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group evaluates the creditworthiness of each customer at the time when services are rendered and continuously monitor the recoverability of the accounts receivable.

The Group uses specific identification method in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances might be required. The allowance for doubtful accounts is based on the best facts available and is re-evaluated and adjusted on a regular basis as additional information is received.

Some of the factors that the Group considers in determining whether a bad debt allowance is recorded on an individual customer are:

1) the customer's past payment history and whether it fails to comply with its payment schedule;

2) whether the customer is in financial difficulty due to economic or legal factors;

3) a significant dispute with the customer has occurred;

4) the objective evidence which indicates non-collectability of the accounts receivable.

The allowances provided for Accounts Receivable from continuing operations as of December 31, 2016 and 2017 were USD 119,000 and USD 31,000, respectively.

If the Group determines that an allowance is needed for a customer, the Group will discontinue business with them unless they start to resume payment. The accounts receivable is written-off when the Group ceases pursuing collection. Any changes in the estimates may cause the Group's operating results to fluctuate

Inventories
(i)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using actual cost on a weighted average basis. Net realizable value is the amount that can be realized from the sale of the inventory in the normal course of business after allowing for the costs of realization.

An allowance is recorded for excess inventory and obsolescence based on the lower of cost or net realizable value.

Long-term investments
(j)	Long-term investments

The Group holds investments in privately held companies. The Group accounts for these investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method of accounting. For investments in an investee over which the Group does not have significant influence and of which the investee has no readily determinable fair value, the Group carries the investment using the cost method. Under the cost method, the investment is measured initially at cost. The investment carried at cost should recognize income when dividends are received from the distribution of the investee’s earnings. The Group assesses its long-term investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. During the years ended December 31, 2015, 2016 and 2017 the Group recognised an impairment of USD 0.8 million, USD 1.66 million and USD 0.6 million, respectively. During the year ended December 31 2017, the Group recognised share of loss of associate of USD 1.3 million for Big Data.

Property and equipment
(k)	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the asset at the end of the estimated useful life as a percentage of the original cost. If the company commits to a plan to abandon a long-lived asset before the end of its previous estimated useful life, depreciation shall be revised to reflect a shortened useful life.

	Estimated useful lives	Residual rate
Servers and network equipment	5 years	5%
Computer equipment	5 years	5%
Furniture, fittings and office equipment	5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	shorter of lease term or 3 years	—

Repair and maintenance costs are expensed as incurred. Expenditures that substantially increase an asset’s useful life are capitalized. Upon sale or disposition, gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations. The cost and related accumulated depreciation are removed from the financial statements.

Goodwill
(l)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

No goodwill impairment losses were recognized for the years ended December 31, 2016 and 2017 based on the impairment test performed by the Group.

Intangible assets
(m)	Intangible assets

Intangible assets, which include computer software, internal use software development costs, online game licenses, domain names, land use right, trademarks, technology (including right-to-use) and non-compete agreement, are carried at cost less accumulated amortization and impairment loss, if any. Exclusive game licenses are amortized using the straight-line method over their licensing period of three years. Computer software, internal use software and domain name are amortized using the straight-line method over their estimated useful life of five years. Land use right is amortized using the straight-line method over their estimated useful life of thirty years.

Impairment of long-lived assets
(n)	Impairment of long-lived assets

For other long-lived assets, the Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to be received from use of the assets and their eventual disposition at the lowest level of identifiable cash flows. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. If the Group identifies an impairment, the carrying value of the asset will be reduced to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The impairment of online game licenses were USD 770,000, USD 721,000 and USD 765,000 as of December 31, 2015, 2016 and 2017, respectively. The intangible assets arising from acquisition of Kingsoft Cloud Holdings, comprised of trademarks, non-compete agreement, and related technology (including right-to-use), were impaired by USD 3,232,000, USD 322,000 and USD 1,381,000, respectively as of December 31, 2017.

Commitments and contingencies
(o)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. In regards to legal cost, the Group recorded such costs as incurred.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Group’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Operating leases
(p)	Operating leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating lease are charged to the statements of comprehensive income on a straight-line basis over the period of the lease.

Revenue recognition
(q)	Revenue recognition

The Group generates revenues from various streams. Net revenues presented in the consolidated statements of operations and comprehensive income represent revenues from service and product sales net off sales discount, value-added tax and related surcharges. The Group operates a prepaid virtual items system, under which, prepaid virtual items at fixed face value are sold to third parties. Virtual items purchased can be used to subscribe for membership or purchase of virtual items in online games, as discussed below. Virtual items sold but not yet consumed by the users are recorded as “Receipts in advance from customers” and upon consumption, they are recognized as membership subscription and online game revenue according to the respective prescribed revenue recognition policies addressed below.

I)	Subscription revenues

The Group operates a VIP membership program where VIP members can have access to high speed online acceleration services, online streaming and other access privileges. The membership fee is time-based and is collected up-front from subscribers except in the cases when they elect to pay via their mobile operators. The membership fee is collected when the subscribers pay for the monthly phone bills. The terms of time-based subscriptions range from one month to twelve months, with the subscribers having the option to renew the contract. The receipt of subscription fee is initially recorded as deferred revenue and revenue is recognized rateably over the period of subscription as services are rendered. Unrecognized portion beyond 12 months from balance sheet date is classified as a long-term liability. The Group evaluated the principal versus agent criteria and determined that the Group is the principal in the transaction and accordingly record revenue on a gross basis. In determining whether to report revenues gross for the amount of subscription revenue, the Group assesses whether it maintains the principal relationship with the VIP members, whether it bears the credit risk and whether it establishes prices for the end users. Service fees levied by online system, fixed phone line and mobile payment channels (‘‘Payment handling charges’’) are recorded as the cost of revenues in the same period as the revenue for the membership fee is recognized.

II)	Advertising revenues

Advertising revenues are derived principally from arrangements where the customers pay to place their advertisements on the Group’s platform in different formats over a particular period of time. Such formats generally includes but are not limited to videos, banners, links, logos and buttons. Advertisements on the Group’s platform are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. The Group enters into advertising contracts with third party advertising agencies that represents advertisers, as well as directly with advertisers. A typical contract term would range from a few days to 3 months. Both third party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 3 months.

Where the Group’s customers purchase multiple advertising spaces with different display periods in the same contract, the Group allocates the total consideration to the various advertising elements based on their relative fair values and recognizes revenue for the different elements over their respective display periods. The Group determines the fair values of different advertising elements based on the prices charged when these elements were sold on a standalone basis. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenue is recognized on a straight line basis over the contract period.

Transactions with third party advertising agencies

For contracts entered into with third party advertising agencies, the third party advertising agencies will in turn sell the advertising services to advertisers. Revenue is recognized ratably over the contract period of display based on the following criteria:

—There is persuasive evidence that an arrangement exists—the Group will enter into framework and execution agreements with the advertising agencies, specifying price, advertising content, format and timing
—Price is fixed and determinable—prices charged to the advertising agencies are specified in the agreements, including relevant discount and rebate rates
—Services are rendered—the Group recognizes revenue ratably over the contract period of display
—Collectability is reasonably assured—the Group assesses credit history of each advertising agency before entering into any framework and execution agreements. If the collectability from the agencies is assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all the other revenue criteria are met.

The Group provides sales incentives in the forms of discounts and rebates to third party advertising agencies based on purchase volume. As the advertising agencies are viewed as the customers in these transactions, revenue is recognized based on the price charged to the agencies, net of sales incentives provided to the agencies. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience.

Transactions with third party advertising platforms

Xunlei began to cooperate with third party advertising platforms such as Guangdiantong and Baidu since the fourth quarter in 2015. In this business model, advertisers put their content on third party advertising platforms and platforms will dispatch the advertising content to Xunlei’s platforms by certain analysis systematically. As the third party advertising platforms are viewed as the customers in these transactions, revenue is recognized monthly based on the data publicized on third party platforms and the price charged to these advertising platforms.

Transactions with advertisers

The Group also enters into advertisement contracts directly with advertisers. Under these contracts, similar to transactions with third party advertising agencies, the Group recognizes revenue ratably over the contract period of display. The terms and conditions, including price, are fixed according to the contract between the Group and the advertisers. The Group also performs credit assessment of all advertisers prior to entering into contracts. Revenue is recognized based on the amount charged to the advertisers, net of discounts.

The Group has estimated and recorded sales rebates provided to the agencies and advertisers of USD 1,179,000, USD 15,000 and USD 440,000 for the years ended December 31, 2015, 2016 and 2017, respectively.
III)	Other internet value-added services

i)	Online game revenues

Online games comprise web games, mobile games and PC games. Users play games through the Group’s platform free of charge and are charged for purchases of virtual items including consumable and perpetual items, which can be utilized in the online games to enhance their game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users’ account over the life of the online game.

Pursuant to contracts signed between the Group and game developers, revenue from the sale of virtual items are shared based on a pre-agreed ratio for each game. The Group enters into both non-exclusive and exclusive licensing contracts with game developers.

Non-exclusive game licensed contracts

The games under non-exclusive licensed contracts are maintained, hosted and updated by the game developers. The Group mainly provides access to the platform and limited after-sale services to the game players. The determination of whether to record these revenues using the gross or net method is based on an assessment of various factors; the primary factors are whether the Group acts as the principal in offering services to the game players or as agent in the transaction, and the specific requirements of each contract. The Group determined that for non-exclusive game licensed arrangements, the third party game developers are the principal given that the game developers design and develop the game services offered, have reasonable latitude to establish prices of game virtual items, and are responsible for maintaining and upgrading the game content and virtual items. Accordingly, the Group records online game revenue, net of the portion remitted to the game developers.

Given that online games are managed and administered by the game developers for non-exclusive licensed games, the Group does not have access to the data on the consumption details and the types of virtual items purchased by the game players. The Group has adopted a policy to recognize revenues relating to both consumable and perpetual items over the shorter of 1) estimated lives of the games and 2) the estimated lives of the user relationship with the Group, which were approximately one to ten months for the periods presented.

Adjustments arising from the changes of estimated lives of virtual items are applied prospectively as such changes are resulted from new information indicating a change in the game player behavioral patterns.

Exclusive licensing game contracts

For exclusive licensing contracts with game developers, the games are maintained and hosted by the Group. Accordingly, the Group is determined to be the principal, the Group records online game revenue on a gross basis, with the amount remitted to the game developers reported as cost of revenue. Payment handling charges are recognized as cost of revenues when the related revenues are recognized.

For exclusive licensed games which are maintained on the Group’s server, the Group has access to the data on the consumption details and types of virtual items purchased by the game players. The Group does not maintain information on consumption details of virtual items, and only have limited information related to the frequency of log-ons. Given that a substantial portion of the virtual items purchased by the game players in exclusive licensed games are perpetual items, management determined that it would be most appropriate to recognize revenue over the shorter of 1) estimated lives of the games and 2) the estimated lives of the user relationship with the Group, which were approximately one to six months for the periods presented. Revenues related to consumable items are recognized immediately upon consumption.

Game players can purchase prepaid virtual items which can be used to purchase virtual items via online channels. The Group incurs service fees levied by those payment channels, and such payment expenses are recorded as the cost of revenues when the related revenues are recognized.

For both non-exclusive and exclusive licensed games, the Group estimates the life of virtual items to be the shorter of the estimated lives of the games and the estimated lives of the user relationship. The estimated user relationship period is based on data collected from those users who have purchased virtual items. To estimate the life of the user relationship, the Group maintains a software system that captures the following information for each user: the date of first log-on, the date the user ceases to play the game and frequency of log-ons. The Group estimates the life of the user relationship to be the weighted average period from the first purchase of a virtual item to the date the user ceases to play the game based on the frequency of log-ons.

To estimate the life of the games, the Group considers both games that they operate as well as games in the market that are of a similar nature. The Group categorizes these games by their nature, such as simulation games, role playing games and others, which appeal to players belonging to different demographics. The Group estimates that the life of each group of the games to be the average period from the date of launch for such games to the date the games are expected to be removed from the website or terminated altogether. When the Group launches a new game, they estimate the life of the game and user relationship based on lives of other similar games in the market until the new game establishes its own history. The Group also considers the game’s profile, attributes, target audience, and its appeal to players of different demographic groups in estimating the user relationship period.

The consideration of user relationship with each online game is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. Adjustments arising from the changes of estimated lives of virtual items are applied prospectively as such changes are resulted from new information indicating a change in the game player behavioral patterns. Any changes in the estimates of lives of virtual items may result in the Group’s revenues being recognized on a basis different from prior periods and may cause the Group’s operating result to fluctuate. The Group periodically assesses the estimated lives of the virtual items and any changes from prior estimates are accounted for prospectively. Any adjustments arising from changes in user relationship as a result of new information will be accounted as a change in accounting estimate in accordance with ASC 250 Accounting Changes and Error Corrections.

The Group entered into a legally binding agreement to sell its web game business in December 2017. Web game revenue recognized from discontinued operations was USD 25,160,000, USD 15,981,000 and USD 11,428,000 for the years ended December 31, 2015, 2016 and 2017, respectively.

ii)	Live video revenue

The Group operates live video platform and users can purchase virtual items which they can then send to performers in the live video platform. The revenue from live video is recognized at fair value of the virtual items, as Xunlei is the principal in this arrangement, based on actual consumption of virtual items by the paying users.

iii)	Revenues from traffic referral programs

The Group enters into contracts with certain third party portals/websites to earn revenue by redirecting online traffic to these third party portals/websites. On a monthly basis, the Group receives data on the user traffic and the related monthly revenue from these third party portals/ websites. Under these programs, the Group recognizes its share of revenues based on contractual rates applied to user traffic redirected to the advertisements of the third parties.

iv)	Revenues from cloud computing

As part of the Group’s cloud computing business, Project Crystal, the Group engages in sale of Zhuanqianbao (“ZQB”) and OneThing Cloud. ZQB and OneThing Cloud are personal cloud hardware devices.

ZQB and OneThing Cloud also allow users to share their idle bandwidth with the Group, in exchange for crystal points and LinkTokens, respectively. Crystal points, which can be converted into cash based on a pre-set exchange rate, will only be given to the users when they successfully shared unused bandwidth with the Group, whereas LinkTokens are not convertible into cash but they can be redeemed for the services offered in the platforms of the Group under the terms determined by the Group. Although the Group has not publicly announced the full details of the redemption process, the LinkTokens represent the Group’s obligation to deliver future services. Therefore, the Group receives an identifiable benefit, being the bandwidth, from the users in exchange for the crystal points and LinkTokens. The Group determined that ZQB and OneThing Cloud sold to users represent identifiable benefit to the users that is separable from the ability to sell bandwidth back to the Group and the bandwidth purchased from the users represent identifiable benefit to the Group, which the Group can reasonably estimate the fair value of this benefit, that is separable from ZQB and OneThing Cloud.

The sales of ZQB and OneThing Cloud and purchase of excess bandwidth by the Group are considered separate transactions. Therefore, sales of ZQB and OneThing Cloud are reported as revenue, while crystal points and LinkTokens given for purchase of bandwidth are reported as bandwidth cost.

The Group sells ZQB and OneThing Cloud through online e-commerce platforms. The revenue from ZQB and OneThing Cloud is recognized when the item is dispatched to the end customers.

The LinkTokens issued represent the Group’s obligation to deliver future services. Therefore, deferred revenue was recognized for all LinkTokens issued. Revenue will be recognized upon redemption of the LinkTokens, the fair value of which is measured by bandwidth costs divided by total number of LinkTokens issued. Breakage is taken into account based on historical experience.

The core business principle of cloud computing is to collect idle uplink capacity from individuals with compensation, and sells to online video streaming platforms. On a monthly basis, the Group records the bandwidth it delivers and recognizes revenue from these online video streamers under contractual rates applied (price per GB of bandwidth multiplies total GBs of bandwidth per month). The cost of collecting idle bandwidth is recorded as bandwidth costs within cost of revenues upon the Group receives the idle bandwidth.

Revenue is recognized net of return allowances when the products are delivered and title passes to customers. Return allowances, which reduce net revenues, are estimated based on historical experiences. Product warranties are estimated and recognized at the time the Company recognizes revenue. The warranty periods is 1 year. The Company accrues warranty liabilities at the time of sale, based on historical and projected incident rates and expected future warranty costs.

Barter transactions
(r)	Barter transactions

The Group also enters into agreements with third parties (mainly video streaming internet platform) to exchange content. The exchanged content provides rights for each respective party only to broadcast the content received on its own website; though, each party retains the right to continue broadcasting and or sub-license the rights to the content it surrendered in the exchange. These transactions are non-monetary transactions similar to barter transactions, and the Group follows ASC 845, Non-Monetary Transactions and ASC 360-10, Property, Plant, and Equipment. Such barter transactions should be recorded at fair value of the surrendered assets in the transaction unless such fair value are not determinable within reasonable limits. The Group estimated the fair value of the content by gathering ‘‘price reference’’ of cash sub-licensing transactions of each exclusive content right and categorizing it into two buckets (1) cash transaction prices with established counterparties and (2) cash transaction prices with less established counterparties. With this information, the Group calculates an ‘‘average cash transaction price’’ for each category to be used as a reference for the non-monetary transaction. The attributable cost of the related exclusive Content Copyright surrendered is released and recorded as the cost of the barter transaction using the individual-film-forecast computation method. This method calculates such cost based on the ratio of the estimated fair value of the exchanged content over the aggregated estimated fair value to be generated by the exclusive Content Copyrights for their whole license period or estimate useful lives. The Group revisits the forecast at each quarter or year end and make adjustment, when appropriate.

The Group generated net gains amounting to USD 137,000 from barter transactions, which is the net amount of proceeds of USD 409,000 after deducting related allocation of cost of USD 247,000 and business tax and surcharge of USD 25,000 for the year ended December 31, 2015. No similar transactions occurred for the years ended December 31, 2016 and 2017.

Sales and marketing expenses
(s)	Sales and marketing expenses

Sales and marketing expenses comprise primarily of salary, commission and benefits of sales and marketing personnel and external advertising and market promotion expenses. The external advertising and market promotion expenses from continuing operations amounted to approximately USD 6,019,000, USD 6,666,000 and USD 10,345,000 for the years ended December 31, 2015, 2016 and 2017, respectively.

Shipping and handling fee is recorded in sales and marketing expenses.

General and administrative expenses
(t)	General and administrative expenses
  General and administrative expenses consist primarily of salary and benefits, professional service fees, legal expenses and other administrative expenses.

Research and development costs
(u)	Research and development costs

The Group incurred research and development costs to develop its downloading software. Costs incurred during the research phase are expensed as incurred. Costs incurred for the development of the downloading software prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred. The development costs qualified for capitalization have been immaterial for the periods presented.

The Group also incurred development costs in connection with an internal-use ERP software to further enhance management to monitor the business. While internal and external costs incurred during the preliminary project stage are expensed as incurred, costs relating to activities during the application development stages have been capitalized. During each of the three years ended December 31, 2017, no software development costs were capitalized as intangible assets.

In addition, the Group incurred other research and development costs in relation to software used to support its operations. Any development costs qualified for capitalization were immaterial for the periods presented.

Taxation and uncertain tax positions
(v)	Taxation and uncertain tax positions

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements’ carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the difference is expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized. The estimation of future taxable income involves significant judgement and estimates. Based on management's estimated future taxable income, management concluded that it is more likely than not that the net operating losses carried forward can be utilized prior to their respective expiration dates. The Group adopted the guidance regarding uncertain tax positions and evaluated its open tax positions that exist in each jurisdiction for each reporting period. If an uncertain tax position is taken or expected to be taken in a tax return, the tax benefit from that uncertain position is recognized in the Group’s consolidated financial statements if it is more likely than not that the position is sustainable upon examination by the relevant taxing authority. The Group did not have any significant uncertain tax position and there was no effect on its financial condition or results of operations as a result of implementing the new guidance. The Group recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense, if any. No significant interest and penalties were recorded in the years ended December 31, 2015, 2016 and 2017.

Transition from PRC Business Tax to PRC Value Added Tax

VAT payable on goods sold or taxable labor services provided by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. In addition to the product revenues currently subject to VAT at a rate of 17%, the Group’s advertising revenues, subscription revenue, online game revenue, revenue from cloud computing and live video revenue are now subject to VAT at a rate of 6%.

Retirement benefits
(w)	Retirement benefits

Full-time employees of the Company’s subsidiaries, consolidated VIE and its subsidiaries in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries and VIEs of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts from continuing operations for such employee benefits, which are expensed as incurred, were USD 5,176,000, USD 8,645,000 and USD 10,123,000 for the years ended December 31, 2015, 2016 and 2017, respectively.

Share-based compensation
(x)	Share-based compensation

The Group measures share-based compensation at the grant date based on the fair value of the award determined using the Black-Scholes option pricing model. As the Group has granted share options and restricted shares with service-only condition, the Group elected to recognize compensation costs net of estimated forfeitures on a straight line basis over the requisite service period, which is generally the same as the vesting period. The amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the award that is vested at that date.

Government subsidies
(y)	Government subsidies

The Group receives subsidies from the local PRC government for general use or purchase of equipment. General-use subsidies which are not subject to any conditions or specific use requirements are recorded as subsidy income in the consolidated statements of operations. Subsidies for purchase of equipment are recorded as deferred government grant when received, and are recorded as other income over the expected useful life of the assets after the related equipment has been purchased.

Segment reporting
(z)	Segment reporting

The Group’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”), who reviews consolidated operating results of the Group when making decisions about allocating resources and assessing performance of the Group as a whole. The Group has internal reporting of revenue, cost and expenses that does not distinguish between segments, and reports costs and expense by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Management has determined that the Group operates and manages its business as a single segment which is the operation of its online media platform. All revenues of the Group are derived from mainland China.

An analysis of the different types of revenues for the years ended December 31, 2015, 2016 and 2017 are summarized as follows:

Revenue from continuing operations	Years ended December 31,
(In thousands)	2015	2016	2017
Subscription revenue	82,435	90,163	84,956
Advertising revenue	4,802	16,874	22,484
Product revenue (note a)	2,512	4,543	32,894
Other internet value-added services (note b)	15,088	29,405	61,577
Total	104,837	140,985	201,911

note a:	Product revenue mainly comprise of sales of ZQB and OneThing Cloud devices.

note b:	Other internet value-added services mainly comprise of CDN revenue, live video services, provision of technical services, traffic referral programs, and online game revenue.

The Group is entitled to receive a mutually agreed revenue sharing of the net advertising income, with reference to market price, generated by Beijing Xiaomi Mobile Software on a products pre-installed with the technology solution provided by the Group for the period from January 2016 to mid-June 2017 totaling USD 5.8 million, which was recognized as revenue in 2017 (note 20).

Net income / (loss) per share
(aa)	Net income / (loss) per share

Net basic income / (loss) per share is computed by dividing net income / (loss) attributable to holders of common shares by the weighted-average number of common shares outstanding during the year using the two class method. Using the two class method, net income / (loss) is allocated between common shares and other participating securities based on their participating rights.

Net diluted income / (loss) per share is calculated by dividing net income / (loss) attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted-average number of common and dilutive common equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted income / (loss) per share if their effects would be anti-dilutive. Common share equivalents consist of the common shares issuable upon the conversion of the stock options, using the treasury stock method.

Comprehensive income
(bb)	Comprehensive income

Comprehensive income is defined as the change in equity of a Group during the period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of cumulative translation adjustment.

Profit appropriation and statutory reserves
(cc)	Profit appropriation and statutory reserves

The Group’s subsidiaries, consolidated VIE and its subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”). Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.

The following table presents the balances of registered capital, additional paid-in-capital and statutory reserves of entities within the Group incorporated in China as of December 31, 2016 and 2017 for the Group’s reporting purpose in China as determined under generally accepted accounting principles in China:

(In thousands)	December 31, 2016	December 31, 2017
Paid-in capital	118,733	137,194
Additional paid-in capital	161	161
Statutory reserves	5,132	5,132
Total	124,026	142,487

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances (See also Note 27).

Dividends
(dd)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2015, 2016 and 2017, respectively. The Group does not have any present plan to pay any dividends on common shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Recent accounting pronouncements
(ee)	Recent accounting pronouncements

In November 2015, the FASB issued ASU 2015-17, Income Taxes: Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred income taxes, which require the deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for fiscal years and interim periods within those years beginning after December 15, 2016. The Group has adopted this ASU for the year ended December 31 2017 and present the deferred tax assets and liabilities as non-current. Prior periods were not retrospectively adjusted.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments–Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance will impact the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified the need for a valuation allowance on deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The accounting for other financial instruments, such as loans, investments in debt securities, and financial liabilities not under the fair value option is largely unchanged. The standard is effective for public business entities for annual periods (and interim periods within those annual periods) beginning after December 15, 2017. For equity investments (except those accounted for under the equity method) with no readily determinable fair value, the Group has elected to continuously apply cost method less impairment. However, the Group will closely monitor if any changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. ASU 2016-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact ASU2016-02 will have on the Group consolidated balance sheet, results of operations, cash flows and related disclosures.

The FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force), on August 26, 2016, and ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (a consensus of the Emerging Issues Task Force), on November 17, 2016. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. For public business entities, both ASUs are effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, the guidance is effective for financial statements issued for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted for ASU 2016-18. Early adoption is also permitted for ASU 2016-15 provided that all of the amendments are adopted in the same period. Both ASUs require application using a retrospective transition method. The Group believes the adoption will not have material impact on the Group cash flows and related disclosures.

In 2016, the FASB and IASB issued several amendments and clarifications to the new revenue standards, primarily as a result of issues raised by stakeholders and discussed by the Transition Resource Group. Amendments were made to the guidance related to the principal versus agent assessment, identifying performance obligations, accounting for licenses of intellectual property, and other matters (such as the definition of completed contracts at transition, the addition of new practical expedients, and various technical corrections). As amended, the FASB's standard is effective for public entities for the first interim period within annual reporting periods beginning after December 15, 2017 (nonpublic companies have an additional year). The FASB’s standard will allow early adoption, but no earlier than the original effective date for public entities (reporting periods beginning after December 15, 2016). The IASB’s standard, as amended, is effective for the first interim period within annual reporting periods beginning on or after January 1, 2017, with early adoption permitted.

The core principle of the guidance is that an entity should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.
Step 2: Identify the performance obligations in the contract.
Step 3: Determine the transaction price.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Step 5: Recognize revenues when (or as) the entity satisfies a performance obligation.

The Group has performed a thorough assessment of the impact of new revenue standard and identified differences which may impact on the Group’s consolidated financial statements, including but not limited to, the revenue recognition for membership subscription and live video revenue.

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Rights from membership upgrade shall be considered as a separately identifiable benefit and accounted for separately. A small portion of revenue received for membership subscription will be allocated to the rights of membership upgrade and impact on the timing of recognizing the revenue. However, based on the assessment, the impact is considered to be immaterial.

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Free virtual items on the live video platforms shall be considered as a separate performance obligation per and accounted for separately. A small portion of revenue received in respect of live video platforms will be allocated to the free virtual items and impact on the timing of recognizing the revenue. However, based on the assessment, the impact is considered to be immaterial.

The Group will be adopting the new standard effective January 1, 2018, using the modified retrospective method. Based on the results of management’s assessment described above, the impact upon adoption is immaterial. Accordingly, management does not expect to recognize any adjustment upon initial application.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. The Group is currently evaluating the impact ASU2017-01 will have on the Groups consolidated balance sheet, results of operations, cash flows and related disclosures.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04, Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group has early adopted the standard for the year ended December 31, 2017.

In May 2017, the FASB issued ASU 2017-09, Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting, which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in ASC 718. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The new guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted. The Group is evaluating the effects, if any, of the adoption of this guidance on the Groups consolidated balance sheet, results of operations, cash flows and related disclosures.